Expense Example - Nuveen Arizona Municipal Bond Fund	Sep. 30, 2020 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 502
Expense Example, with Redemption, 3 Years	677
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,414
Class C2
Expense Example:
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	$ 1,944